As filed with the U.S. Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

777 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders.

Annual Report

May 31, 2019

ClearShares OCIO ETF

Ticker:OCIO

ClearShares Ultra-Short Maturity ETF

Ticker: OPER

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ClearShares ETFs

ClearShares ETFs

June 15, 2019

Dear Shareholder,

The ClearShares team is pleased to provide you with the ClearShares OCIO ETF (the “Fund”, symbol: OCIO) annual report. The Fund launched on June 26, 2017. This report reflects the Fund’s performance for the period of June 1, 2018 through May 31, 2019.

Performance for the period, June 1, 2018 through May 31, 2019 (“the Performance Period”) was -1.28% measured in the market price of the Fund and -1.11% measured in the net asset value (NAV). By comparison, the Fund’s benchmark, 60% MSCI ACWI and 40% Bloomberg Barclay’s U.S. Aggregate Bond Index, returned 2.04% for the performance period.

The Performance during the Performance Period was highlighted by high levels of price volatility across all major asset classes. The ultimate price of global assets and securities were more effected by geo-political and economic factors, than by underlying fundamentals. The second half of 2018 saw equity and bond prices rise or fall on changes to interest rates, concerns over U.S. trade with China, Mexico and Canada, and the potential of a global economic slowdown. The Fund’s overweight to equities during Q3 and Q4 was additive to performance, until October when Fed Chairman Jerome Powell stated that interest rates were far from a neutral level, sending the 10 Year Treasury yield to a multi-year high of 3.25%. This spike in rates had investors re-assess the value of equities in a higher interest rate environment. December witnessed a similar decline in risk assets due to poor economic data out of China and Europe. The Fund saw gains in its equity holdings from January to May in 2019 but has not fully participated in the sharp rally in fixed income, as interest rates have fallen greatly due to the on-going US/China trade dispute.

The Fund has underperformed its benchmark due primarily to a few sector and regional allocations, and a shorter duration versus the fixed income benchmark. During the Performance Period, the Fund was overweight the financial sector, which underperformed despite record earnings, due to market expectations of lower inflation and interest rates. An overweight position to Japan equities was a detractor from performance, as the strength of the Japanese Yen offset the positive economic growth agenda of Prime Minister Abe. Fixed Income was the main drag on performance, as the portfolio’s average duration of 3.3 years muted returns during the sharp rallies seen in fixed income during times of market turmoil.

The ClearShares team looks forward to serving your investment objectives and we thank you for your continued trust in the ClearShares OCIO ETF.

Sincerely,

Thomas Deegan
Chief Operating Officer

ClearShares ETFs

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus

The market price is the Mid-Point between the Bid and Ask price as of the close of exchange. Since the Fund’s Shares typically do not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in Shares, the NAV of the Fund is used to calculate market returns.

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging markets securities, REITs, MLPs, small-and mid-cap securities, and investment in other ETFs. The Fund invests in other investment companies and bears its proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the Fund.

OCIO’s benchmark of 60% MSCI ACWI and 40% Bloomberg Barclay’s U.S. Aggregate Bond Index is a benchmark that consists of 60% of the monthly return for the MSCI ACWI index plus 40% of the monthly return for the Bloomberg Barclay’s US Aggregate Bond Index. The benchmark is rebalanced monthly. S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. It is not possible to invest directly in an index.

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years.

ClearShares LLC is the investment adviser to ClearShares OCIO ETF. The ClearShares OCIO ETF is distributed by Quasar Distributors, LLC.

ClearShares ETFs

June 15, 2019

Dear Shareholder,

The ClearShares team is pleased to provide you with the ClearShares Ultra-Short Maturity ETF (the “Fund”, symbol: OPER) annual report. The Fund launched on July 10, 2018. This report reflects the Fund’s performance for the period of July 10, 2018 through May 31, 2019

Performance for the period, July 10, 2018 through May 31, 2019 (“the Performance Period”) was 1.88% measured in the market price of the Fund and 1.88% measured in the net asset value (NAV). By comparison, the Fund’s benchmark, ICE BofA Merrill Lynch 0-3 Month Treasury Bill Index, returned 2.04% for the Performance Period.

The performance is in-line with expectations as the Fund holdings, which consists primarily of overnight and 7-day repurchase (REPO) contracts, will closely track changes in the Fed Funds Rate. In September, and again in December, the Federal Reserve Open Markets Committee (FOMC) increased the Fed Funds Rate by 25 basis points each time, increasing the overnight rate from 2.00 percent to 2.50 percent. This is 0.50 percent higher than the Fed Funds Rate seen when the Fund launched in July of 2018.

The two increases were realized immediately by the Fund, as short-term REPO rates rose in-line with these increases. At of the close of May 31, 2019 the 30-day SEC Yield for the ClearShares Ultra-Short Maturity ETF was 2.34%. This yield is expected to be under pressure as the market anticipates a rate cut in the second half of 2019.

At the May FOMC meeting, Federal Reserve officials remained firmly committed to a “patient” policy stance saying rates will likely remain unchanged well into the future. Members raised their expectations for full-year economic growth. Since that meeting trade talks with China have been under stress and increased talks of new tariffs have had adverse effects on the market, and economy, further escalating talk of rate cuts in the second half of 2019.

The ClearShares team looks forward to serving your investment objectives and thanks you for your continued trust in the ClearShares Ultra-Short Maturity ETF (OPER).

Sincerely,

Thomas Deegan
Chief Operating Officer

ClearShares ETFs

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The market price is the Mid-Point between the Bid and Ask price as of the close of exchange. Since the Fund’s Shares typically do not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in Shares, the NAV of the Fund is used to calculate market returns.

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. The Fund invests in fixed income securities, that which involves certain risks including call risk, credit risk, event risk, extension risk, interest rate risk & prepayment risk. Repurchase agreements may be construed to be collateralized loans by the Fund, and if so, the underlying securities relating to the repurchase agreement will only constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. A seller failing to repurchase the security coupled with a decline in the market value of the security may result in the Fund losing money. The Fund may invest in repurchase agreements that are deemed illiquid due to having a term of more than seven days. Please refer to the prospectus for additional risks of investing in the fund.

Investment Company Risk. The risks of investing in investment companies, such as the Underlying Funds, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

OPER’s benchmark of ICE BofA Merrill Lynch U.S. Treasury Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

A repurchase agreement is a contract in which the vendor of a security agrees to repurchase it from the buyer at an agreed price.

One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

The overnight rate is generally the interest rate that large banks use to borrow and lend from one another in the over- night market. In some countries (United Sates of America, for example), the overnight rate may be the rate targeted by the central bank to influence monetary policy.

The 30 day SEC yield reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

ClearShares LLC is the investment adviser to ClearShares Ultra-Short Maturity ETF. The ClearShares Ultra-Short Maturity ETF is distributed by Quasar Distributors, LLC.

ClearShares OCIO ETF

Performance Summary
(Unaudited)

This chart illustrates the performance of a hypothetical $10,000 investment made on June 26, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Average Annual Returns For Current Fiscal Period	One Year	Since Inception (a)
ClearShares OCIO ETF - NAV	-1.11%	2.95%
ClearShares OCIO ETF - Market	-1.28%	2.91%
60% MSCI AWI; 40% Bloomberg Barclays US Aggregate Bond Index (b)	2.04%	4.16%

ClearShares OCIO ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2018, is 0.67%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is June 26, 2017.
(b)

A weighted combination of 60% of the total return from the MSCI All Country World Index with 40% of the total return from the Bloomberg Barclays US Aggregate Bond Index. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets and 24 Emerging Markets countries. The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

ClearShares Ultra-Short Maturity ETF

Performance Summary
(Unaudited)

This chart illustrates the performance of a hypothetical $10,000 investment made on July 10, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Cumulative Returns For Current Fiscal Period	Since Inception (a)
ClearShares Ultra-Short Maturity ETF - NAV	1.88%
ClearShares Ultra-Short Maturity ETF - Market	1.88%
ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index (b)	2.04%

ClearShares Ultra-Short Maturity ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated July 4, 2018, as supplemented April 12, 2019, is 0.20%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is July 10, 2018.
(b)

ICE BofA Merill Lynch 0-3 Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

ClearShares ETFs

Portfolio Allocation
As of May 31, 2019 (Unaudited)

ClearShares OCIO ETF
Security Type	Percentage of Net Assets
Exchange-Traded Funds — Domestic Equity	37.2%
Exchange-Traded Funds — Global Equity	24.1
Exchange-Traded Funds — Fixed Income	37.8
Short-Term Investments	1.0
Investments Purchased with Proceeds From Securities Lending	15.8
Liabilities in Excess of Other Assets	-15.9
Total	100.0%

ClearShares Ultra-Short Maturity ETF
Security Type	Percentage of Net Assets
Repurchase Agreements	99.9%
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.0(a)
Total	100.0%

(a)	Less than 0.05%.

ClearShares OCIO ETF

SCHEDULE OF INVESTMENTS

May 31, 2019

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.1%
	Domestic Equity — 37.2%
30,317	ARK Innovation ETF	$1,234,811
17,415	iShares Core S&P 500 ETF	4,829,180
72,322	iShares Edge MSCI Min Vol USA ETF	4,274,953
55,310	iShares Edge MSCI USA Value Factor ETF	4,129,445
70,806	Schwab 1000 Index ETF (a)	1,920,259
51,100	Schwab Fundamental U.S. Large Company Index ETF (a)	1,862,595
3,950	SPDR S&P 500 ETF Trust	1,087,317
29,426	Vanguard Growth ETF	4,513,948
14,345	Vanguard Russell 1000 Growth ETF	2,184,744
19,057	Vanguard S&P 500 ETF	4,818,944
34,993	Vanguard Total Stock Market ETF	4,923,165
37,156	Vanguard Value ETF	3,872,027
		39,651,388
	Global Equity — 24.1%
61,708	iShares Core MSCI EAFE ETF	3,664,838
10,200	iShares Core MSCI Emerging Markets ETF	501,024
74,086	iShares Core MSCI Total International Stock ETF (a)	4,178,450
22,534	iShares Edge MSCI Multifactor Emerging Markets ETF (a)	903,388
144,157	iShares Edge MSCI Multifactor International ETF (a)	3,641,406
86,049	Vanguard FTSE All-World ex-US ETF	4,192,307
98,044	Vanguard FTSE Developed Markets ETF	3,906,073
114,398	Vanguard FTSE Emerging Markets ETF	4,649,135
		25,636,621
	Fixed Income — 37.8%
48,724	ClearShares Ultra-Short Maturity ETF (b)	4,896,031
5,000	Goldman Sachs Access Ultra Short Bond ETF (c)	252,150
63,385	iShares Core Total USD Bond Market ETF (a)	3,240,875
38,409	iShares Core U.S. Aggregate Bond ETF	4,240,354
22,219	iShares iBonds Dec 2019 Term Corporate ETF	552,364
173,312	iShares iBonds Dec 2021 Term Corporate ETF	4,299,871
33,047	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	3,361,210
56,408	Vanguard Intermediate-Term Bond ETF (a)	4,817,243
49,709	Vanguard Short-Term Bond ETF (a)	3,983,182
58,767	Vanguard Short-Term Corporate Bond ETF	4,708,412
30,505	Vanguard Short-Term Treasury ETF	1,854,094

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

SCHEDULE OF INVESTMENTS

May 31, 2019 (Continued)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.1% (Continued)
	Fixed Income — 37.8% (Continued)
48,153	Vanguard Total Bond Market ETF	$3,960,103
		40,165,889
	TOTAL EXCHANGE-TRADED FUNDS (Cost $103,992,825)	105,453,898

	SHORT-TERM INVESTMENTS — 1.0%
	Money Market Funds — 1.0%
1,084,484	Invesco Government & Agency Portfolio - Institutional Class, 2.29% (d)	1,084,484
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,084,484)	1,084,484

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 15.8%
16,868,075	First American Government Obligations Fund, Class Z, 2.26% (d)	16,868,075
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,868,075)	16,868,075
	TOTAL INVESTMENTS — 115.9% (Cost $121,945,384)	123,406,457
	Liabilities in Excess of Other Assets — (15.9)%	(16,908,087)
	NET ASSETS — 100.0%	$106,498,370

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is out on loan as of May 31, 2019. Total value of securities out on loan is $16,517,745 or 15.5% of net assets.
(b)	Affiliated Exchange-Traded Fund. See Note 7.
(c)	Non-income producing security.
(d)	Annualized seven-day yield as of May 31, 2019.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
May 31, 2019

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS — 99.9%
10,125,000	Buckler Securities LLC — 2.55%, dated 05/28/19, matures 06/03/19, repurchase price $10,129,303 (collateralized by various government and agency obligations: Total Value $10,446,488)	$10,125,000
5,000,000	Buckler Securities LLC — 2.58%, dated 05/29/19, matures 06/05/19, repurchase price $5,002,508 (collateralized by various government and agency obligations: Total Value $5,158,512)	5,000,000
10,000,000	Buckler Securities LLC — 2.58%, dated 05/30/19, matures 06/06/19, repurchase price $10,005,017 (collateralized by various government and agency obligations: Total Value $10,330,813)	10,000,000
5,000,000	Buckler Securities LLC — 2.66%, dated 05/31/19, matures 06/03/19, repurchase price $5,001,108 (collateralized by various government and agency obligations: Total Value $5,159,635)	5,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $30,125,000)	30,125,000

Shares
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
19,005	First American Government Obligations Fund, Class X 2.31% (a)	19,005
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,005)	19,005
	TOTAL INVESTMENTS — 100.0% (Cost $30,144,005)	30,144,005
	Other Assets in Excess of Liabilities — 0.0% (b)	648
	NET ASSETS — 100.0%	$30,144,653

Percentages are stated as a percent of net assets.
(a)	Annualized seven-day yield as of May 31, 2019.
(b)	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Assets and Liabilities
May 31, 2019

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF
ASSETS
Investments in Unaffiliated Securities, at Value (a)(b)	$118,510,426	$30,144,005
Investments in Affiliated Securities, at Value (a)	4,896,031	—
Cash	251,900	—
Interest Receivable	3,880	5,763
Securities Lending Income Receivable	5,923	—
Total Assets	123,668,160	30,149,768

LIABILITIES
Management Fees Payable, Net of Waiver	49,815	5,115
Collateral Received for Securities Loaned (See Note 4)	16,868,075	—
Payable for Investment Securities Purchased	251,900	—
Total Liabilities	17,169,790	5,115

NET ASSETS	$106,498,370	$30,144,653

NET ASSETS CONSIST OF:
Paid-in Capital	$104,887,033	$30,007,410
Total Distributable Earnings (Accumulated Deficit)	1,611,337	137,243
Net Assets	$106,498,370	$30,144,653

Net Asset Value:
Net Assets	$106,498,370	$30,144,653
Shares Outstanding (c)	4,150,000	300,000
Net Asset Value, Offering and Redemption Price per Share	$25.66	$100.48

(a) Identified Cost:
Investments in Unaffiliated Securities	$117,072,010	$30,144,005
Investments in Affiliated Securities	4,873,374	—
(b) Includes loaned securities with a value of	$16,517,745	$—
(c) No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Operations
For The Year/Period Ended May 31, 2019

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF (a)
INVESTMENT INCOME
Dividends from Unaffiliated Investments	$2,318,353	$—
Dividends from Affiliated Investments	68,485	—
Securities Lending Income, Net	172,596	—
Interest	98,898	576,188
Total Investment Income	2,658,332	576,188

EXPENSES
Management Fees	630,063	66,934
Total Expenses Before Waiver	630,063	66,934
Less Management Fees Waived (See Note 3)	(40,579)	—
Net Expenses	589,484	66,934

Net Investment Income (Loss)	2,068,848	509,254

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(827,031)	—
Investments in Affiliated Securities	2,193	—
Long-Term Capital Gain Distributions from Unaffiliated Registered Investment Companies	2,365	—
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Unaffiliated Securities	(2,617,621)	—
Investments in Affiliated Securities	22,657	—
Net Realized and Unrealized Gain (Loss) on Investments	(3,417,437)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,348,589)	$509,254

(a)	The Fund commenced operations on July 10, 2018. The information presented is for the period from July 10, 2018 to May 31, 2019.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Changes in Net Assets

	ClearShares OCIO ETF
	Year Ended May 31, 2019	Period Ended May 31, 2018 (a)
OPERATIONS
Net Investment Income (Loss)	$2,068,848	$1,337,209
Net Realized Gain (Loss) on Investments	(822,473)	857,784
Change in Unrealized Appreciation (Depreciation) on Investments	(2,594,964)	4,056,037
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,348,589)	6,251,030

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(2,178,854)	(956,787	)(b)
Total Distributions to Shareholders	(2,178,854)	(956,787)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	107,384,195
Payments for Shares Redeemed	(2,652,625)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	(2,652,625)	107,384,195
Net Increase (Decrease) in Net Assets	$(6,180,068)	$112,678,438

NET ASSETS
Beginning of Year/Period	$112,678,438	$—
End of Year/Period	$106,498,370	$112,678,438	(d)

(a)	The Fund commenced operations on June 26, 2017. The information presented is for the period from June 26, 2017 to May 31, 2018.
(b)	This amount is comprised of only net investment income.
(c)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	—	4,250,000
Shares Redeemed	(100,000)	—
Net Increase (Decrease)	(100,000)	4,250,000

(d)	Includes undistributed net investment income of $364,004.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs STATEMENT OF CHANGES IN NET ASSETS
ClearShares Ultra-Short Maturity ETF
Period Ended May 31, 2019 (a)
OPERATIONS
Net Investment Income (Loss)	$509,254
Net Increase (Decrease) in Net Assets Resulting from Operations	509,254

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(372,011)
Total Distributions to Shareholders	(372,011)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	30,007,410
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	30,007,410
Net Increase (Decrease) in Net Assets	$30,144,653

NET ASSETS
Beginning of Period	$—
End of Period	$30,144,653

(a)	The Fund commenced operations on July 10, 2018. The information presented is for the period from July 10, 2018 to May 31, 2019.
(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	300,000
Net Increase (Decrease)	300,000

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Financial Highlights
For a capital share outstanding throughout the year/period

	ClearShares OCIO ETF
	Year Ended May 31, 2019	Period Ended May 31, 2018 (a)
Net Asset Value, Beginning of Year/Period	$26.51	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)(c)	0.49	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.82)	1.38
Total from Investment Operations	(0.33)	1.74

Less Distributions:
From Net Investment Income	(0.31)	(0.23)
From Net Realized Gain	(0.21)	—
Total Distributions	(0.52)	(0.23)

Net Asset Value, End of Period	$25.66	$26.51

Total Return	-1.11%	6.95	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$106,498	$112,678

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived) (e)(g)	0.57%	0.75	%(f)
Expenses to Average Net Assets (After Management Fees Waived) (e)(g)	0.54%	0.55	%(f)
Net Investment Income (Loss) to Average Net Assets (Before Management Fees Waived) (c)(e)	1.86%	1.27	%(f)
Net Investment Income (Loss) to Average Net Assets (After Management Fees Waived) (c)(e)	1.89%	1.47	%(f)

Portfolio Turnover Rate (h)	28%	31	%(d)

(a)	Commencement of operations on June 26, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	See Note 3 regarding the change in unified management fee.
(h)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	ClearShares Ultra-Short Maturity ETF
	Period Ended May 31, 2019 (a)
Net Asset Value, Beginning of Period	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	1.87
Total from Investment Operations	1.87

Less Distributions:
From Net Investment Income	(1.39)
Total Distributions	(1.39)

Net Asset Value, End of Period	$100.48

Total Return	1.88	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$30,145

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.28	%(d)
Net Investment Income (Loss) to Average Net Assets	2.12	%(d)

Portfolio Turnover Rate (e)	0	%(c)

(a)	Commencement of operations on July 10, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Notes to Financial Statements
May 31, 2019

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commissions (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares are registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018.

The end of the reporting period for the Funds is May 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal period ended May 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Continued)

quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Continued)

the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the reporting period:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$105,453,898	$—	$—	$105,453,898
Short-Term Investments	1,084,484	—	—	1,084,484
Investments Purchased with Proceeds From Securities Lending	16,868,075	—	—	16,868,075
Total Investments in Securities	$123,406,457	$—	$—	$123,406,457

ClearShares Ultra-Short Maturity ETF
Assets	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$30,125,000	$—	$30,125,000
Short-Term Investments	19,005	—	—	19,005
Total Investments in Securities	$19,005	$30,125,000	$—	$30,144,005

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Continued)

have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

C.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the most recent completed fiscal year, the Funds did not incur any interest or penalties.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Continued)

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for redemption in-kind transactions. During the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
ClearShares OCIO ETF	$(155,463)	$155,463
ClearShares Ultra-Short Maturity ETF	$—	$—

During the current fiscal period, the Funds realized the following net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings/(accumulated deficit) to paid-in capital.

In-Kind Redemptions
ClearShares OCIO ETF	$155,463
ClearShares Ultra-Short Maturity ETF	$—

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

J.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Continued)

improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Interim Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. See Continuation of the Advisory Agreement & Board Considerations on page 39 and Approval of Interim and New Advisory Agreements & Board Considerations on page 42 for additional information. For services provided to the Funds, ClearShares OCIO ETF pays the Adviser 0.55%, and ClearShares Ultra-Short Maturity ETF pays the Adviser 0.20% at an annual rate based on the Funds’ average daily net assets. Prior to July 16, 2018, ClearShares OCIO ETF paid the Adviser 0.75% and contractually waived 0.20% of its management fee for the Fund, resulting in $27,866 waived for the current fiscal period. Prior to April 1, 2019, ClearShares Ultra-Short Maturity paid the Adviser 0.30%. In addition, the Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee as applied to the net assets of the Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through September 30, 2019, resulting in $12,713 waived during the current fiscal period. This arrangement may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Continued)

Neither fee waiver effective during the current fiscal period is subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

ClearShares OCIO ETF may lend up to 33 ⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Continued)

As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$ 16,517,745	$ 16,868,075

*

The cash collateral received was invested in First American Government Obligations Fund, Class Z as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income, Net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $172,596.

NOTE 5 – REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Continued)

102% of the repurchase price, including an amount representing accrued interest. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$34,599,831	$29,804,674
ClearShares Ultra-Short Maturity ETF	$—	$—

During the current fiscal period, there were no in-kind transactions associated with creations for the period for either Fund. In-kind transactions associated with redemptions were as follows:

Sales
ClearShares OCIO ETF	$2,651,559
ClearShares Ultra-Short Maturity ETF	$—

During the current fiscal period, there were no purchases or sales of U.S. Government securities in either Fund.

NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES

ClearShares OCIO ETF had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance June 1, 2018	Purchases	Sales	Balance May 31, 2019
ClearShares Ultra-Short Maturity ETF	—	55,000	6,276	48,724

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Continued)

	Period Ended May 31, 2019
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
ClearShares Ultra-Short Maturity ETF	$4,896,031	$68,485	$2,193	$22,657

NOTE 8 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2019 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF
Tax cost of investments	$121,946,387	$30,144,005
Gross tax unrealized appreciation	$3,481,007	$—
Gross tax unrealized depreciation	(2,020,937)	—
Net tax unrealized appreciation (depreciation)	1,460,070	—
Undistributed ordinary income	1,138,731	137,243
Undistributed long-term capital gains	—	—
Accumulated gain (loss)	1,138,731	137,243
Other accumulated gain (loss)	(987,464)	—
Distributable Earnings (accumulated deficit)	$1,611,337	$137,243

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2019, the Funds did not have any Post-October losses or late-year ordinary losses.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Continued)

At May 31, 2019, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$744,250	$243,214	Indefinite
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A

The tax character of distributions paid by the Funds during the fiscal year/period ended May 31, 2019, was as follows:

	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$2,163,678	$15,176
ClearShares Ultra-Short Maturity ETF	$372,011	$—

The tax character of distributions paid by ClearShares OCIO ETF during the period ended May 31, 2018 was $956,787 and was comprised of only ordinary income. ClearShares Ultra-Short Maturity ETF commenced operations on July 10, 2018; therefore, there is no tax information as of May 31, 2018.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the reporting period, there is one shareholder who owned, of record or beneficially, more than 25% of the ClearShares OCIO ETF shares and multiple shareholders who owned, of record or beneficially, more than 25% of ClearShares Ultra-Short Maturity ETF shares.

NOTE 10 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Continued)

do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation transaction fee for the Funds is $200 for ClearShares OCIO ETF and $250 for ClearShares Ultra-Short Maturity ETF. The standard fixed redemption fee for the Funds is $250 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. There were no variable fees received in either Fund during the current fiscal period. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

ClearShares ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF (the “Funds”), each a series of ETF Series Solutions, as of May 31, 2019, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two periods in the period then ended for ClearShares OCIO ETF, and the related statements of operations and changes in net assets and the financial highlights for the period July 10, 2018 (commencement of operations) to May 31, 2019 for ClearShares Ultra-Short Maturity ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2019, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019, by correspondence with the custodian or by other appropriate auditing procedures as appropriate in the circumstances. Our audits also included evaluating the accounting

ClearShares ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 29, 2019

ClearShares ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	48	Independent Trustee, Managed Portfolio Series (38 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	48	Independent Trustee, Managed Portfolio Series (38 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	48	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	48	None

ClearShares ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2014); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).

ClearShares ETFs

Expense Example
For the Six-Months Ended May 31, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ClearShares ETFs

EXPENSE EXAMPLE
For the Six-Months Ended May 31, 2019 (Unaudited) (Continued)

ClearShares OCIO ETF
	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$1,016.20	$2.71	0.54%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.24	$2.72	0.54%

ClearShares Ultra-Short Maturity ETF
	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$1,011.60	$1.35	0.27%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.59	$1.36	0.27%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 182/365 to reflect the one-half year period.

ClearShares ETFs

Federal Tax Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Clearshares OCIO ETF	40.31%
Clearshares Ultra-Short Maturity ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2019 was as follows:

Clearshares OCIO ETF	14.78%
Clearshares Ultra-Short Maturity ETF	0.00%

SHORT TERM CAPITAL GAIN (Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Clearshares OCIO ETF	40.02%
Clearshares Ultra-Short Maturity ETF	0.00%

FOREIGN TAX CREDIT PASS THROUGH (Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditble Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Clearshares OCIO ETF	$79,460	$0.0191	100.00%
Clearshares Ultra-Short Maturity ETF	—	—	—

ClearShares ETFs

Federal Tax Information
(Unaudited) (Continued)

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governements.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ClearShares ETFs

CONTINUATION OF THE ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 10–11, 2019 (for this section only, the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Agreement”) between ClearShares LLC (the “Adviser”) and the Trust, on behalf of the ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF (each, a “Fund”, and together, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the Adviser’s cost and profits realized from providing such services; (iv) comparative fee and expense data for each Fund; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its respective shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, a representative from the Adviser, along with representatives from other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, a representative from the Adviser provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and other clients. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer, as well as recent enhancements made to the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s Chief Compliance Officer.

ClearShares ETFs

CONTINUATION OF THE ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance as of December 31, 2018 and March 31, 2019 in the Materials and compared each Fund’s performance to an appropriate universe of peer funds (each, a “Category Peer Group”) as follows:

ClearShares OCIO ETF: The Board noted that for the one-year periods ended December 31, 2018 and March 31, 2019, the Fund underperformed its benchmark index, and for the one-year period ended December 31, 2018, the Fund had underperformed the median for funds in the universe of 50% to 70% Equity Allocation ETFs as reported by Morningstar, although such category represented a relatively small number of funds and included a number of index-based ETFs, as well as an exchange-traded note. The Board further noted that the Fund had significantly outperformed the lowest returns in the category. The Board further noted that the Fund had been operating for less than two years, which was a very short time by which to judge the Fund’s performance.

ClearShares Ultra-Short Maturity ETF: The Board noted that the Fund had been operating for less than one year, which was too short a time to consider the performance of the Fund. Consequently, the Board determined that the performance of the Fund was not a significant factor in their consideration.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to the applicable Category Peer Group as follows:

ClearShares OCIO ETF: The Board compared the Fund’s expense ratio to those of the universe of 50% to 70% Equity Allocation ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund was significantly higher than the median but within the range for its Category Peer Group. The Board also noted that, because the Category Peer Group represented a relatively small number of funds and included a number of index-based ETFs and an exchange-traded note, the peer group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

ClearShares Ultra-Short Maturity ETF: The Board compared the Fund’s expense ratio to those of the universe of Ultrashort Bond ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund, after taking into account a fee reduction proposed by the Adviser, was in line with the median for the Category Peer Group.

ClearShares ETFs

CONTINUATION OF THE ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited) (Continued)

The Board took into consideration that the advisory fee for each of the Funds was a “unified fee,” meaning each Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund. The Board further noted that the Adviser was waiving the management fee for the ClearShares OCIO ETF on assets of the Fund that were invested in the ClearShares Ultra-Short Maturity ETF.

The Board determined that the Adviser is likely to realize economies of scale in managing each Fund as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement for an additional year was in the best interests of each Fund and its shareholders.

ClearShares ETFs

APPROVAL OF INTERIM AND NEW ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)

Pursuant to Section 15(c) of the 1940 Act, at a meeting held on May 28, 2019 (for this section only, the “Meeting”), the Board of the Trust considered the approval of an Interim Investment Advisory Agreement (the “Interim Agreement”) and new Investment Advisory Agreement (the “New Agreement”) among the Trust, on behalf of the Funds, and the Adviser.

The Board considered that the Agreements would replace the prior Investment Advisory Agreement (the “Prior Agreement”) among the Adviser and the Trust, on behalf of the Funds, which agreement had been in effect since each Fund’s inception. The Board noted that, in a transaction that was expected to close on May 31, 2019 (the “Transaction”), Deegan Holdings, LLC, a holding company owned and controlled by Thomas Deegan, the then-Chief Operating Officer of the Adviser, acquired a majority equity stake in the Adviser from Clearbrook, LLC, the Adviser’s then-parent company. The Board considered that the Transaction would result in the automatic termination of the Prior Agreement and that the Interim Agreement and New Agreement would provide the Funds with continuity of the Adviser’s services.

The Board considered that the New Agreement would also require approval by the vote of a majority of the outstanding voting securities of each Fund, and that, pending the requisite approval, the New Agreement was expected to become effective on or about the date of a special meeting of the shareholders of the Funds.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Interim Agreement or New Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), took into consideration (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the historical performance of each Fund; (iii) the estimated cost of the services to be provided by the Adviser and the profits expected to be realized by the Adviser from providing such services, including any fall-out benefits enjoyed by the Adviser or its affiliates; (iv) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (v) other factors the Board deemed to be relevant.

Prior to and during the Meeting, a representative from the Adviser, along with representatives from other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Interim Agreement and New Agreement. Among other things, a representative from the Adviser provided an overview of the Transaction and the effect it would have on the management of the Funds. The Board then discussed the materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Interim Agreement and New Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

ClearShares ETFs

APPROVAL OF INTERIM AND NEW ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited) (Continued)

Nature, Extent, and Quality of Services to be Provided. The Board noted the responsibilities that the Adviser would continue to have as the Funds’ investment adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board considered that the services to be provided under the Interim Agreement and New Agreement were identical in all material respects to those services provided under the Prior Agreement.

In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser. The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its respective investment objective as an actively-managed fund.

After discussion, the Independent Trustees concluded that the Adviser has the appropriate personnel and compliance policies and procedures to perform its duties under the Interim Agreement and New Agreement and that the nature, overall quality, cost, and extent of such services was expected to be satisfactory.

Historical Performance. The Board then considered the past performance of the Funds. The Board noted that the ClearShares OCIO ETF had been operating less than two years and the ClearShares Ultra-Short Maturity ETF had been operating less than one year, which time periods were too short to judge how each Fund performs across different market environments. Consequently, the Board determined that the Funds’ past performance was not a relevant factor in their consideration of the Interim Agreement and New Agreement.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid to the Adviser for its services to the Funds under the Interim Agreement and New Agreement and noted that such fees were identical to those in the Prior Agreement. The Board further noted that the management fee for each of the Funds had been reduced since the Prior Agreement was initially approved with respect to each Fund.

ClearShares ETFs

APPROVAL OF INTERIM AND NEW ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited) (Continued)

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning that the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser and its affiliates from the Adviser’s relationship with the Funds, taking into account an analysis of the Adviser’s estimated profitability with respect to each Fund. The Board further noted that the Adviser would continue waiving the management fee for the ClearShares OCIO ETF on assets of the Fund that were invested in the ClearShares Ultra-Short Maturity ETF.

The Board determined that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Interim Agreement and New Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Interim Agreement and New Agreement, including the compensation payable under the agreements, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Interim Agreement and New Agreement was in the best interests of each Fund and its shareholders.

ClearShares ETFs

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.clear-shares.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Information About the Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.clear-shares.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) NAV is available, without charge, on the Funds’ website at www.clear-shares.com.

Adviser

ClearShares LLC
825 3rd Avenue, 31st Floor
New York, NY 10022

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO
CUSIP – 26922A727

ClearShares Ultra-Short Maturity ETF

Symbol – OPER
CUSIP – 26922A453

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

ClearShares OCIO ETF

	FYE 5/31/2019	FYE 5/31/2018
Audit Fees	$14,000	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

ClearShares Ultra-Short Maturity ETF

	FYE 5/31/2019	FYE 5/31/2018
Audit Fees	$16,500	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,000	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

ClearShares OCIO ETF

	FYE 5/31/2019	FYE 5/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

ClearShares Ultra-Short Maturity ETF

	FYE 5/31/2019	FYE 5/31/2018
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

ClearShares OCIO ETF

Non-Audit Related Fees	FYE 5/31/2019	FYE 5/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

ClearShares Ultra-Short Maturity ETF

Non-Audit Related Fees	FYE 5/31/2019	FYE 5/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/30/19

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/30/19

*	Print the name and title of each signing officer under his or her signature.